Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

May 18, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 235 to the Registration Statement on Form N-1A of DWS CROCI® Equity Dividend Fund and DWS Mid Cap Value Fund (collectively, the “New Funds”), each a series of Deutsche Investment Trust (the “Trust”) (as of July 2, 2018, to be known as Deutsche DWS Investment Trust) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

On behalf of the New Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 235 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the New Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing (i.e., August 1, 2018). No fees are required in connection with this filing.

The Amendment reflects the reorganization of each of Deutsche CROCI® Equity Dividend Fund and Deutsche Mid Cap Value Fund (each, a “Predecessor Fund”) (as of July 2, 2018, to be known as DWS CROCI® Equity Dividend Fund and DWS Mid Cap Value Fund, respectively) into a newly created corresponding shell series of the Trust (i.e., its corresponding New Fund), which New Fund is substantially similar in all material respects to its respective Predecessor Fund. The Predecessor Funds are each a series of Deutsche Value Series, Inc. (the “Corporation”) (Securities Act File No. 033-18477; Investment Company Act File No. 811-05385).

The Boards of the Trust and the Corporation have approved the proposed reorganizations. The Boards of each of the Predecessor Funds have approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund. The reorganizations are intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

Each New Fund will offer the same classes of shares and has the same investment objectives, policies and operations as its corresponding Predecessor Fund, except that the New Funds will include certain share class conversion features not currently available to shareholders of the Predecessor Funds. The Prospectus and Statement of Additional Information for the New Funds are identical to the currently effective Prospectus and Statement of Additional Information of each New Fund’s corresponding Predecessor Fund, except to note that the New Fund is newly offered and to provide updates to the disclosure as necessary.

The Amendment has been electronically coded to show changes from the Predecessor Funds’ Prospectus and Statement of Additional Information last filed by the Corporation with the Commission on February 28, 2018 in Post-Effective No. 78 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.